Segmented Information - Schedule of Segment Composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Revenues	$ 5,587	$ 5,495
Cost of sales	(3,178)	(3,227)
Operating and administrative	(1,267)	(1,299)
Accretion expenses	(5)	(5)
Depreciation and amortization	(414)	(438)
Provision on assets (note 6)	(109)	(416)
Income from equity investments	49	141
Other income (loss)	306	908
Foreign exchange gains (losses)	4	(1)
Interest expense	(274)	(346)
Income before income taxes	699	812
Net additions (reductions) to property, plant and equipment	825	(1,089)
Net additions (reductions) to intangible assets	10	37
Utilities
Segment Reporting Information
Revenues	3,817	4,044
Midstream
Segment Reporting Information
Revenues	1,635	1,228
Provision on assets (note 6)	(106)	(34)
Corporate/Other
Segment Reporting Information
Revenues	135	223
Provision on assets (note 6)		(382)
Operating Segments
Segment Reporting Information
Revenues	5,588	5,527
Operating Segments | Utilities
Segment Reporting Information
Revenues	3,817	4,044
Cost of sales	(2,156)	(2,448)
Operating and administrative	(942)	(960)
Accretion expenses	0	0
Depreciation and amortization	(295)	(276)
Provision on assets (note 6)	(1)	0
Income from equity investments	5	19
Other income (loss)	259	29
Foreign exchange gains (losses)	0	0
Interest expense	0	0
Income before income taxes	687	408
Net additions (reductions) to property, plant and equipment	740	840
Net additions (reductions) to intangible assets	3	23
Operating Segments | Midstream
Segment Reporting Information
Revenues	1,636	1,260
Cost of sales	(994)	(760)
Operating and administrative	(254)	(213)
Accretion expenses	(4)	(4)
Depreciation and amortization	(86)	(89)
Provision on assets (note 6)	(105)	(34)
Income from equity investments	44	122
Other income (loss)	24	28
Foreign exchange gains (losses)	(26)	(5)
Interest expense	0	0
Income before income taxes	235	305
Net additions (reductions) to property, plant and equipment	136	351
Net additions (reductions) to intangible assets	3	5
Operating Segments | Corporate/Other
Segment Reporting Information
Revenues	135	223
Cost of sales	(29)	(51)
Operating and administrative	(71)	(126)
Accretion expenses	(1)	(1)
Depreciation and amortization	(33)	(73)
Provision on assets (note 6)	(3)	(382)
Income from equity investments	0	0
Other income (loss)	23	851
Foreign exchange gains (losses)	30	4
Interest expense	(274)	(346)
Income before income taxes	(223)	99
Net additions (reductions) to property, plant and equipment	(51)	(2,280)
Net additions (reductions) to intangible assets	4	9
Intersegment Elimination
Segment Reporting Information
Revenues	1	32
Cost of sales	1	32
Operating and administrative	0	0
Accretion expenses	0	0
Depreciation and amortization	0	0
Provision on assets (note 6)	0	0
Income from equity investments	0	0
Other income (loss)	0	0
Foreign exchange gains (losses)	0	0
Interest expense	0	0
Income before income taxes	0	0
Net additions (reductions) to property, plant and equipment	0	0
Net additions (reductions) to intangible assets	0	0
Intersegment Elimination | Utilities
Segment Reporting Information
Revenues	0	0
Intersegment Elimination | Midstream
Segment Reporting Information
Revenues	1	32
Intersegment Elimination | Corporate/Other
Segment Reporting Information
Revenues	$ 0	$ 0